Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Parties

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Revenues
Sales to ESW LLC	$12,645	$11,027	$24,314	$22,898
Sales to VS	1,257	1,553	3,946	2,599
Sales to other related parties	203	(357)	485	669
	14,105	12,223	28,745	26,166

Expenses
Fees paid to directors and officers	$477	$388	$836	$777
Payments to other related parties	720	396	1,433	865

	June 30, 2016	December 31, 2015
Current Assets
Due from ESW LLC	$24,778	$17,887
Due from VS	8,913	6,895
Due from other related parties	3,262	3,291
	$36,953	$28,073

Long term payment agreement from VS	$1,688	$2,536

Liabilities
Due to related parties	$1,991	$1,283

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	At December 31, 2015	At December 31, 2014
Assets
Current Assets
Due from ESW LLC	$17,887	$13,814
Due from VS	6,895	7,979
Due from UT ESW	—	2,001
Due from other related parties	3,291	4,770
	$28,073	$28,564
Long Term Trade receivable from VS	$2,536	$4,220
Investments	64	84
Liabilities
Due to related parties	$(1,283)	$(1,999)
	December 31, 2015	December 31, 2014
Revenues	$58,200	$47,630
Interest Income	451	—
Expenses –
Fees paid to Directors and Officers	1,871	1,327
Paid to other related parties	3,036	3,549